ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information	T
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The final fair values of the assets acquired and liabilities assumed as of October 23, 2012, were as follows (in thousands):

Red Rock Gathering purchase price		$206,694
Cash	$1,097
Accounts receivable	8,018
Other assets	317
Property, plant, and equipment	150,401
Rights-of-way	52,197
Other noncurrent assets	164
Total assets acquired	212,194
Trade accounts payable	2,558
Other current liabilities	2,942
Total liabilities assumed	$5,500
Net identifiable assets acquired		$206,694

Bison Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

Schedule of Revenue and Net Income Disclosures

	Year ended December 31,
	2014	2013	2012
	(In thousands)
SMLP revenues	$319,373	$225,192	$165,499
Polar and Divide revenues	22,449	3,893
Red Rock Gathering revenues	11,313	50,114	8,924
Bison Gas Gathering system revenues (1)		17,614
Combined revenues	$353,135	$296,813	$174,423

SMLP net (loss) income	$(23,992)	$43,584	$41,726
Polar and Divide net income (loss)	6,430	(467)
Red Rock Gathering net income	2,828	9,668	1,271
Bison Gas Gathering system net income (1)		52
Combined net (loss) income	$(14,734)	$52,837	$42,997
__________
(1) Results are fully reflected in SMLP's results of operations for the year ended December 31, 2014.

Mountaineer Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211